Financial risk management and fair values - Exposure to currency risk (Details) - Currency risk - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
United States Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	¥ 477,710	¥ 391,613
United States Dollars | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	54,944	20,423
United States Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	486,139	402,563
United States Dollars | Term deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	336
United States Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(63,576)	(24,760)
United States Dollars | Loans and borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(133)	(6,613)
Euros
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	3,628	15,401
Euros | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	5,021
Euros | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	7,516	19,927
Euros | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(8,909)	(4,526)
Hong Kong Dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(6,512)	(21,240)
Hong Kong Dollars | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	2,852	2,728
Hong Kong Dollars | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	(9,364)	(23,968)
Renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	2,094	601,491
Renminbi | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	2,094	601,491
Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	2	3,107
Other currencies | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities		1,818
Other currencies | Cash and cash equivalents member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities	¥ 2	1,306
Other currencies | Trade and other payables member
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net exposure arising from recognized assets and liabilities		¥ (17)